Document and Entity Information	0 Months Ended
May 20, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 20, 2014
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	May 20, 2014
Document Effective Date	May 20, 2014
Prospectus Date	Mar. 01, 2014
Schroder Emerging Markets Multi-Sector Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMSVX
Schroder Emerging Markets Multi-Sector Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	SMSNX